Business Combinations - GK (Details) - USD ($) $ in Thousands			3 Months Ended		8 Months Ended	12 Months Ended
	Apr. 04, 2022	Jun. 11, 2021	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2022	Jul. 31, 2021
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill			$ 1,104,332		$ 795,811	$ 795,811
Recapitalization and acquisition-related costs			13,312	$ 1,714
Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill							$ 123,500
Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	13 years 9 months 18 days
Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	5 years 9 months 18 days
GK
Business Acquisition [Line Items]
Cash consideration		$ 170,199
Warrants Issued		14,000
Joinder Term Loans		70,000
Cash settlement of seller transaction costs and other		4,251
Total Purchase Price		258,450
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents		17,681
Current assets		45,502
Property and equipment		7,156
Intangible assets		185,800
Long term assets		9,295
Total assets acquired		265,434
Current liabilities		(63,519)
Deferred revenue		(31,209)
Deferred and other tax liabilities		(25,505)
Long term liabilities		(2,071)
Total liabilities assumed		(122,304)
Net assets acquired		143,130
Goodwill		115,320
Total purchase price		258,450
Intangible assets		185,800
Acquisition related expenses			$ 1,500		$ 1,000	$ 1,000
GK | As Previously Reported
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents		17,524
Current assets		47,849
Property and equipment		5,531
Intangible assets		185,800
Long term assets		12,401
Total assets acquired		269,105
Current liabilities		(74,463)
Deferred revenue		(23,018)
Deferred and other tax liabilities		(16,934)
Long term liabilities		(4,248)
Total liabilities assumed		(118,663)
Net assets acquired		150,442
Goodwill		108,008
Total purchase price		258,450
Intangible assets		185,800
GK | Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents		157
Current assets		(2,347)
Property and equipment		1,625
Long term assets		(3,106)
Total assets acquired		(3,671)
Current liabilities		10,944
Deferred revenue		(8,191)
Deferred and other tax liabilities		(8,571)
Long term liabilities		2,177
Total liabilities assumed		(3,641)
Net assets acquired		(7,312)
Goodwill		7,312
GK | Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Indefinite lived intangible assets		25,400
GK | Courseware
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 1,500
Life		3 years
GK | Proprietary delivery and development software
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 2,500
Life		7 months 6 days
GK | Vendor relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 43,900
Life		2 years 7 months 6 days
GK | Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 112,500
Life		10 years 7 months 6 days